License Agreements	12 Months Ended
Dec. 31, 2018
License Agreements
License Agreements

7.    License Agreements

University of Tennessee Research Foundation License Agreements

The Company and the University of Tennessee Research Foundation (“UTRF”) are parties to a consolidated, amended and restated license agreement (the “SARM License Agreement”) pursuant to which the Company has been granted exclusive worldwide rights in all existing SARM technologies owned or controlled by UTRF, including all improvements thereto, and exclusive rights to future SARM technology that may be developed by certain scientists at the University of Tennessee or subsequently licensed to UTRF under certain existing inter-institutional agreements with The Ohio State University.  Under the SARM License Agreement, the Company is obligated to pay UTRF annual license maintenance fees, low single-digit royalties on net sales of products and mid single-digit royalties on sublicense revenues.

In accordance with the terms of the SARM License Agreement that the Company entered into with UTRF in July 2007, the Company paid a one-time up-front fee of $290, which was recorded as an intangible asset by the Company.  This intangible asset, net at December 31, 2018 and 2017 was $94 and $108, respectively.

The Company and UTRF also entered into a license agreement in March 2015 pursuant to which the Company was granted exclusive worldwide rights in all existing SARD technologies owned or controlled by UTRF, including all improvements thereto (the "SARD License Agreement"). Under the SARD License Agreement, the Company is obligated to employ active, diligent efforts to conduct preclinical research and development activities for the SARD program to advance one or more lead compounds into clinical development. The Company is also obligated to pay UTRF annual license maintenance fees, low single-digit royalties on net sales of products and additional royalties on sublicense revenues, depending on the state of development of a clinical product candidate at the time it is sublicensed.